RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended
	May 31, 2012	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Jun. 30, 2011 Legal Services [Member]	Sep. 30, 2012 MIZ [Member]	Mar. 31, 2012 MIZ [Member]	Sep. 30, 2011 MIZ [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Sep. 30, 2012 R&M Global Advisors [Member]	Sep. 30, 2011 R&M Global Advisors [Member]	Jun. 30, 2012 R&M Global Advisors [Member]	Jun. 30, 2011 R&M Global Advisors [Member]	Sep. 30, 2012 Maximum [Member] MIZ [Member]	Jun. 30, 2011 Maximum [Member] MIZ [Member]	Sep. 30, 2012 Minimum [Member] MIZ [Member]	Jun. 30, 2011 Minimum [Member] MIZ [Member]	Jun. 30, 2012 Restricted Stock [Member] MIZ [Member]	Jun. 30, 2011 Restricted Stock [Member] MIZ [Member]	Sep. 30, 2012 Restricted Stock [Member] MIZ [Member]	Sep. 30, 2012 Restricted Stock [Member] Bonus Plan [Member] MIZ [Member]	Sep. 30, 2011 Restricted Stock [Member] Bonus Plan [Member] MIZ [Member]
Related Party Transaction [Line Items]
Common Stock Shares Sold									100,595,238	100,595,238
Due to Related Parties					$ 11,400	$ 10,986	$ 11,400													$ 81,300
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement, shares																	500,000
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement						282,500											192,500
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)																	236,842
Fair value of stock issued for bonus under Employment Service Agreement																	90,000
Issuance price per share of stock issued for salary and bonus															$ 0.38		$ 0.38
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																2,500,000	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights

The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement)

The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by the Company by MIZ for good reason (as defined in the Employment Services Agreement) or by the Company for any reason other than for cause (as defined in the Employment Services Agreement).

The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by MIZ for good reason (as defined in the Employment Services Agreement)

Shares vesting upon achievement of certain milestones, shares																						1,000,000	1,000,000	300,000	300,000
Grant Date of Restricted Shares															Aug. 11, 2010		Aug. 11, 2010
Share-Based Compensation to be Recognized															950,000		950,000
Stock-based compensation			178,120	204,745	649,580	2,668,520	4,458,047	4,636,167								114,420	186,090										190,000
Allocated Share-based Compensation Expense			16,003		121,210	283,759		4,636,167			114,420		16,003		36,774											250,921	303,101		104,496	122,373
Stock Issued During Period, Shares, Restricted Stock Award, Gross	900,000	900,000												300,000			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																1,700,000
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Grant In Period, Unvested Shares																												748,281
Compensation Expenses																		85,395	22,500	145,187	10,000
Shares issued and held in escrow, subject to vesting requirements													1,700,000
Legal Fees												69,000
Employee Benefits and Share-based Compensation																212,500
Employee Benefits and Share-based Compensation Unpaid																20,830
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number													800,000																79,670	273,730
Compensation Paid Under Employment Service Agreement				50,000									95,834		50,000
Compensation Payable Under Employment Service Agreement													$ 50,000			$ 20,834